TRADE RECEIVABLES (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
- Security related service and asset management income – related parties		$ 4,100	$ 8,342
- Security related service and asset management income – third parties		5,219	41,153
- Trading of timepieces – third parties		29,569	4,194
TRADE RECEIVABLES GROSS		38,888	53,689
Less: impairment allowance		(24,184)	(28,698)
Total trade receivables	$ 1,885	$ 14,704	$ 24,991